CAPITAL STOCK - Disclosure of detailed information about range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share	Dec. 31, 2018 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	6,382,400	6,714,700	6,775,000
Number of share options exercisable in share-based payment arrangement	6,372,400
Granted October 18, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	832,500
Number of share options exercisable in share-based payment arrangement	832,500
Exercise price of outstanding share options | $ / shares	$ 1.30
Expiry Date	October 18, 2021
Granted August 28, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,165,000
Number of share options exercisable in share-based payment arrangement	1,165,000
Exercise price of outstanding share options | $ / shares	$ 1.20
Expiry Date	August 28, 2022
Granted July 10, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,339,000
Number of share options exercisable in share-based payment arrangement	1,339,000
Exercise price of outstanding share options | $ / shares	$ 1.30
Expiry Date	July 10, 2023
Granted November 28, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	10,000
Number of share options exercisable in share-based payment arrangement	10,000
Exercise price of outstanding share options | $ / shares	$ 1.57
Expiry Date	November 28, 2023
Granted December 14,2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	20,000
Number of share options exercisable in share-based payment arrangement	20,000
Exercise price of outstanding share options | $ / shares	$ 1.42
Expiry Date	December 14, 2023
Granted June 6, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,400,000
Number of share options exercisable in share-based payment arrangement	1,400,000
Exercise price of outstanding share options | $ / shares	$ 1.70
Expiry Date	June 6, 2024
Granted November 18, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	30,000
Number of share options exercisable in share-based payment arrangement	30,000
Exercise price of outstanding share options | $ / shares	$ 1.80
Expiry Date	November 18, 2024
Granted January 21, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	60,000
Number of share options exercisable in share-based payment arrangement	60,000
Exercise price of outstanding share options | $ / shares	$ 2.22
Expiry Date	January 21, 2025
Granted April 22, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	20,000
Number of share options exercisable in share-based payment arrangement	20,000
Exercise price of outstanding share options | $ / shares	$ 2.50
Expiry Date	April 22, 2025
Granted June 10, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,471,900
Number of share options exercisable in share-based payment arrangement	1,461,900
Exercise price of outstanding share options | $ / shares	$ 2.62
Expiry Date	June 10, 2025
Granted October 5, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	34,000
Number of share options exercisable in share-based payment arrangement	34,000
Exercise price of outstanding share options | $ / shares	$ 3.50
Expiry Date	October 5, 2025